File Nos. 333-40309
                                                                      811-08483
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 3                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 4                                                     [X]

                      (Check appropriate box or boxes.)

     GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT F
     -------------------------------------------------
     (Exact Name of Registrant)

     CONSECO VARIABLE INSURANCE COMPANY
     ----------------------------------------
     (Name of Depositor)

     11825 N. Pennsylvania Street
     Carmel, Indiana                                               46032-4572
     ---------------------------------------------------           ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)


Depositor's Telephone Number, including Area Code   (317) 817-3700

     Name and Address of Agent for Service
       Michael A. Colliflower
       Conseco Variable Insurance Company
       11825 N. Pennsylvania Street
       Carmel, Indiana 46032-4572
       (317) 817-3700

     Copies to:
       Judith A. Hasenauer
       Blazzard, Grodd & Hasenauer, P.C.
       943 Post Road East
       Westport, CT 06880


It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__ on April 25, 1999 pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Group and Individual Fixed and Variable Annuity Contracts and Certificates


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                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                  Location
--------                                                                  --------

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Profile

Item 4.          Condensed Financial Information                          Appendix-Condensed

                                                                          Financial Information
Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          Conseco Variable; The
                                                                          Separate Accounts;
                                                                          Investment Options;
                                                                          Business of Conseco Variable

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
--------                                                                        --------

                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Calculation of Performance
                                                                                Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 2 TO FORM N-4 ON JANUARY 25, 1999 AND ARE INCORPORATED HEREIN BY REFERENCE.



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 24th day of March, 1999.

                                GREAT AMERICAN RESERVE VARIABLE ANNUITY
                                ACCOUNT F
                                Registrant

                           By: CONSECO VARIABLE INSURANCE COMPANY

                           By: /S/ STEPHEN C. HILBERT
                               ------------------------------
                                Stephen C. Hilbert
                                Chairman of the Board


                           By: CONSECO VARIABLE INSURANCE COMPANY
                                Depositor

                           By: /S/ STEPHEN C. HILBERT
                               -------------------------------
                                STEPHEN C. HILBERT
                                Chairman of the Board


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                    DATE
------------------------  --------------------------  ---------------

/S/ NGAIRE E. CUNEO            Director                   3/24/99
------------------------                              -----------------
Ngaire E. Cuneo

/s/ THOMAS J. KILIAN           Director                   3/24/99
------------------------                              -----------------
Thomas J. Kilian


                            Director and Chairman of
/S/ STEPHEN C. HILBERT      of the Board (Principal       3/24/99
------------------------    Executive Officer)         -----------------
Stephen C. Hilbert

/S/ ROLLIN M. DICK         Director, Executive Vice       3/24/99
------------------------   President and Chief         -----------------
Rollin M. Dick             Financial Officer
                           (Principal Financial
                           Officer)


/S/ JOHN J. SABL           Director                       3/24/99
-----------------------                               ----------------
John J. Sabl

/S/ JAMES S. ADAMS        Senior Vice President and       3/24/99
-----------------------   Treasurer (Chief Accounting ---------------
James S. Adams            Officer)